Document and Entity Information	Feb. 15, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Registrant Name	EUROPEAN BIOTECH ACQUISITION CORP.
Entity File Number	001-40211
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	EPFL Innovation Park Building
Entity Address, Postal Zip Code	1015
Entity Address, City or Town	Lausanne
Entity Address, Country	CH
Country Region	41
City Area Code	77
Local Phone Number	976 21 09
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001841258
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Johannes Vermeerplein 9
Entity Address, Address Line Two	1071 DV
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	EBACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EBAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EBACW
Security Exchange Name	NASDAQ